Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of right of use assets
	January 1, 2019		Additions	Disposals	December 31, 2019

Cost	Ps.	36,909	-	-	36,909

	January 1, 2019		Additions	Disposals	December 31, 2019

Accumulated depreciation	Ps.	-	(13,098)	-	(13,098)

Schedule of total future minimum lease payments
Year	Amount
2020	Ps	15,463
2021		8,617
2022		3,310
2023		29

	Ps	27,419